UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202

Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

   /s/ Timothy J. Waymire, CFA         Denver, CO             November 10, 2011
   ---------------------------         ----------             -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          122
                                         -----------

Form 13F Information Table Value Total:  $   205,826
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Vanguard Total Bond Index Fund          COMMON STOCK 921937835       9,306     111,126          SOLE       SOLE     SOLE
Vanguard Short-term Bond Index          COMMON STOCK 921937827       8,183     100,500          SOLE       SOLE     SOLE
IBM                                     COMMON STOCK 459200101       6,973      39,876          SOLE       SOLE     SOLE
Vanguard Intermediate Bond Fun          COMMON STOCK 921937819       6,752      77,056          SOLE       SOLE     SOLE
Russell Large Blend                     COMMON STOCK                 6,627     105,965          SOLE       SOLE     SOLE
McDonald's                              COMMON STOCK                 6,007      68,402          SOLE       SOLE     SOLE
Exxon Mobil Corporation                 COMMON STOCK 91927806        5,952      81,950          SOLE       SOLE     SOLE
Sabine Royalty Trust                    COMMON STOCK 785688102       5,485      87,015          SOLE       SOLE     SOLE
BHP Billiton                            COMMON STOCK 88606108        5,377      80,936          SOLE       SOLE     SOLE
Intel Corporation                       COMMON STOCK 458140100       5,345     250,520          SOLE       SOLE     SOLE
United Technologies                     COMMON STOCK 913017109       5,190      73,770          SOLE       SOLE     SOLE
Coca-Cola Co.                           COMMON STOCK 191216100       5,068      75,012          SOLE       SOLE     SOLE
Philip Morris International In          COMMON STOCK                 5,004      80,219          SOLE       SOLE     SOLE
Chubb Corporation                       COMMON STOCK 171232101       4,997      83,301          SOLE       SOLE     SOLE
Bristol-Myers Squibb                    COMMON STOCK 110122108       4,872     155,249          SOLE       SOLE     SOLE
AmeriGas Partners LP                    COMMON STOCK 30975106        4,062      92,328          SOLE       SOLE     SOLE
Buckeye Partners LP                     COMMON STOCK 118230101       3,916      62,642          SOLE       SOLE     SOLE
Bank of Montreal                        COMMON STOCK 63671101        3,785      67,765          SOLE       SOLE     SOLE
E. I. Du Pont De Nemours                COMMON STOCK 263534109       3,749      93,789          SOLE       SOLE     SOLE
Vanguard Emerging Market                COMMON STOCK 922042858       3,354      93,612          SOLE       SOLE     SOLE
Vanguard Interm-Term Corp Bond          COMMON STOCK 92206C870       3,347      41,337          SOLE       SOLE     SOLE
Vodafone Group New ADR                  COMMON STOCK                 3,182     124,011          SOLE       SOLE     SOLE
Auto Data Processing                    COMMON STOCK 53015103        3,010      63,842          SOLE       SOLE     SOLE
Home Depot                              COMMON STOCK 437076102       2,933      89,222          SOLE       SOLE     SOLE
Ishares Investment Grade Corp           COMMON STOCK 464287242       2,887      25,703          SOLE       SOLE     SOLE
Enerplus Corporation                    COMMON STOCK 292766102       2,750     112,062          SOLE       SOLE     SOLE
Procter & Gamble                        COMMON STOCK 742718109       2,631      41,649          SOLE       SOLE     SOLE
Dow Jones Industrial Average            COMMON STOCK                 2,409      22,111          SOLE       SOLE     SOLE
Johnson & Johnson                       COMMON STOCK 478160104       2,339      36,729          SOLE       SOLE     SOLE
Vanguard Div Apprciation                COMMON STOCK 921908844       2,142      43,926          SOLE       SOLE     SOLE
Xcel Energy Inc                         COMMON STOCK                 2,008      81,338          SOLE       SOLE     SOLE
Transcanada Corp                        COMMON STOCK 89353D107       1,931      47,683          SOLE       SOLE     SOLE
Waste Management Inc Del                COMMON STOCK                 1,841      56,529          SOLE       SOLE     SOLE
Chevron Corp                            COMMON STOCK 166741100       1,790      19,334          SOLE       SOLE     SOLE
Nike Inc. Cl B                          COMMON STOCK 654106103       1,706      19,954          SOLE       SOLE     SOLE
Dow Jones Select Dividend               COMMON STOCK                 1,693      35,103          SOLE       SOLE     SOLE
Wal Mart Stores Inc.                    COMMON STOCK                 1,608      30,986          SOLE       SOLE     SOLE
Abbott Laboratories                     COMMON STOCK 2824100         1,570      30,699          SOLE       SOLE     SOLE
Microsoft Corporation                   COMMON STOCK 594918104       1,564      62,829          SOLE       SOLE     SOLE
Southern Company                        COMMON STOCK 842587107       1,553      36,646          SOLE       SOLE     SOLE
AT&T Inc.                               COMMON STOCK 00206R102       1,465      51,360          SOLE       SOLE     SOLE
Diageo PLC ADR                          COMMON STOCK 25243Q205       1,424      18,760          SOLE       SOLE     SOLE
WP Carey & Co LLC                       COMMON STOCK                 1,387      38,083          SOLE       SOLE     SOLE
Caterpillar Inc.                        COMMON STOCK 149123101       1,354      18,340          SOLE       SOLE     SOLE
Emerson Electric Company                COMMON STOCK 291011104       1,349      32,656          SOLE       SOLE     SOLE
Anadarko Petroleum                      COMMON STOCK 32511107        1,348      21,385          SOLE       SOLE     SOLE
3M Company                              COMMON STOCK 604059105       1,320      18,386          SOLE       SOLE     SOLE
Canadian Natl Ry Co                     COMMON STOCK 136375102       1,315      19,754          SOLE       SOLE     SOLE
Plum Creek Timber Co                    COMMON STOCK 729251108       1,310      37,738          SOLE       SOLE     SOLE
General Mills Inc.                      COMMON STOCK 370334104       1,295      33,658          SOLE       SOLE     SOLE
Vanguard Index Trust Total Sto          COMMON STOCK                 1,217      21,081          SOLE       SOLE     SOLE
Royal Dutch Shell A Adrf                COMMON STOCK                 1,190      19,346          SOLE       SOLE     SOLE
Pepsico Inc.                            COMMON STOCK 997134101       1,168      18,877          SOLE       SOLE     SOLE
EAFE Foreign                            COMMON STOCK                 1,160      24,277          SOLE       SOLE     SOLE
Polaris Industries                      COMMON STOCK 731068102       1,074      21,502          SOLE       SOLE     SOLE
General Electric                        COMMON STOCK 369604103       1,072      70,424          SOLE       SOLE     SOLE
Merck & Co.                             COMMON STOCK 58933107        1,071      32,744          SOLE       SOLE     SOLE
Altria Group                            COMMON STOCK                 1,056      39,394          SOLE       SOLE     SOLE
Peabody Energy Corporation              COMMON STOCK                   988      29,165          SOLE       SOLE     SOLE
Xilinx Inc                              COMMON STOCK                   897      32,698          SOLE       SOLE     SOLE
Russell 3000                            COMMON STOCK                   870      13,038          SOLE       SOLE     SOLE
Sysco Corp.                             COMMON STOCK 871829107         848      32,725          SOLE       SOLE     SOLE
Plains All Amern Ppln LP                COMMON STOCK                   838      14,231          SOLE       SOLE     SOLE
Public Storage Inc.                     COMMON STOCK                   816       7,325          SOLE       SOLE     SOLE
Medtronic Inc.                          COMMON STOCK 585055106         810      24,354          SOLE       SOLE     SOLE
iShares Tr Comex Gold                   COMMON STOCK                   734      46,350          SOLE       SOLE     SOLE
Apache Corp                             COMMON STOCK                   729       9,080          SOLE       SOLE     SOLE
3-7 Year Treasury                       COMMON STOCK 464288661         701       5,773          SOLE       SOLE     SOLE
NextEra Energy, Inc.                    COMMON STOCK                   665      12,315          SOLE       SOLE     SOLE
EMC Corp Mass                           COMMON STOCK 268648102         652      31,050          SOLE       SOLE     SOLE
Stanley Works                           COMMON STOCK                   650      13,248          SOLE       SOLE     SOLE
Apple Computer Inc                      COMMON STOCK                   641       1,682          SOLE       SOLE     SOLE
Kraft Foods Inc                         COMMON STOCK                   641      19,089          SOLE       SOLE     SOLE
Streettracks Gold TRUST                 COMMON STOCK                   640       4,052          SOLE       SOLE     SOLE
EOG Resources                           COMMON STOCK 293562104         608       8,560          SOLE       SOLE     SOLE
Expeditors Int'l                        COMMON STOCK                   591      14,580          SOLE       SOLE     SOLE
Duke Energy                             COMMON STOCK 264399106         578      28,898          SOLE       SOLE     SOLE
Wells Fargo                             COMMON STOCK 949746101         557      23,089          SOLE       SOLE     SOLE
Heinz H J Co                            COMMON STOCK 423074103         536      10,610          SOLE       SOLE     SOLE
Royal Bank of Canada                    COMMON STOCK                   508      11,107          SOLE       SOLE     SOLE
Russell Large Growth                    COMMON STOCK 464287614         499       9,494          SOLE       SOLE     SOLE
Cisco Systems                           COMMON STOCK 17275R102         499      32,201          SOLE       SOLE     SOLE
U S Bancorp Del                         COMMON STOCK                   492      20,886          SOLE       SOLE     SOLE
Treasury Inflation Protected B          COMMON STOCK                   484       4,232          SOLE       SOLE     SOLE
Vanguard Int'l Ex-US Equity             COMMON STOCK 922042775         462      11,939          SOLE       SOLE     SOLE
Clorox Co.                              COMMON STOCK                   456       6,875          SOLE       SOLE     SOLE
V.F. Corporation                        COMMON STOCK 918204108         445       3,658          SOLE       SOLE     SOLE
Russell Large Value                     COMMON STOCK                   433       7,657          SOLE       SOLE     SOLE
Target Corp                             COMMON STOCK 872540109         424       8,655          SOLE       SOLE     SOLE
Pfizer Incorporated                     COMMON STOCK 717081103         415      23,498          SOLE       SOLE     SOLE
Verizon Communications                  COMMON STOCK 92343V104         403      10,951          SOLE       SOLE     SOLE
Stryker Corp                            COMMON STOCK                   400       8,497          SOLE       SOLE     SOLE
Sanofi-Aventis SA                       COMMON STOCK                   394      12,010          SOLE       SOLE     SOLE
Vanguard Corp Bond Etf                  COMMON STOCK 92206C409         390       5,019          SOLE       SOLE     SOLE
Ecolab Inc                              COMMON STOCK                   383       7,831          SOLE       SOLE     SOLE
EnCana Corp                             COMMON STOCK 292505104         379      19,718          SOLE       SOLE     SOLE
Barrick Gold                            COMMON STOCK                   373       8,000          SOLE       SOLE     SOLE
Public Storage 6.5%                     COMMON STOCK 74460D141         360      13,935          SOLE       SOLE     SOLE
UnitedHealth Group                      COMMON STOCK 910581107         328       7,105          SOLE       SOLE     SOLE
Cree Inc                                COMMON STOCK                   325      12,526          SOLE       SOLE     SOLE
Hewlett Packard Company                 COMMON STOCK 428236103         315      14,027          SOLE       SOLE     SOLE
Russell Small Cap                       COMMON STOCK 464287655         297       4,620          SOLE       SOLE     SOLE
Sherwin Williams                        COMMON STOCK                   291       3,918          SOLE       SOLE     SOLE
Archer Daniels Midland                  COMMON STOCK                   288      11,600          SOLE       SOLE     SOLE
Enterprise Prd Prtnrs Lp                COMMON STOCK                   281       6,992          SOLE       SOLE     SOLE
Oracle Corp.                            COMMON STOCK 68389X105         272       9,477          SOLE       SOLE     SOLE
San Juan Basin Royal Tr                 COMMON STOCK 798241105         269      11,710          SOLE       SOLE     SOLE
QEP Resources Inc                       COMMON STOCK 74733V100         267       9,846          SOLE       SOLE     SOLE
Bard C R Incorporated                   COMMON STOCK                   264       3,015          SOLE       SOLE     SOLE
Deere & Company                         COMMON STOCK 244199105         249       3,853          SOLE       SOLE     SOLE
Colgate Palmolive                       COMMON STOCK 194162103         246       2,772          SOLE       SOLE     SOLE
Zimmer Holdings Inc                     COMMON STOCK 98956P102         239       4,467          SOLE       SOLE     SOLE
Sector Spdr Materials Fd                COMMON STOCK                   231       7,872          SOLE       SOLE     SOLE
Potash Corp Sask Inc                    COMMON STOCK 73755L107         222       5,135          SOLE       SOLE     SOLE
Church & Dwight Co Inc                  COMMON STOCK                   221       5,000          SOLE       SOLE     SOLE
Russell MidCap                          COMMON STOCK                   207       2,350          SOLE       SOLE     SOLE
Questar Corporation                     COMMON STOCK                   198      11,156          SOLE       SOLE     SOLE
McMoran Exploration Co                  COMMON STOCK 582411104         154      15,500          SOLE       SOLE     SOLE
Ben Ezra Weinstein New                  COMMON STOCK                     0      50,000          SOLE       SOLE     SOLE
Galaxy Energy Corp                      COMMON STOCK                     0      16,000          SOLE       SOLE     SOLE
Pop N Go Inc                            COMMON STOCK 732816103           0      12,800          SOLE       SOLE     SOLE
Intl Cavitation Tech                    COMMON STOCK                     0      40,000          SOLE       SOLE     SOLE